Transactions with Related Parties - Compensation to the Company’s Non-Executive Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Share-based payments	$ (0)	$ (0)	$ 40
Non-Executive Directors [member]
IfrsStatementLineItems [Line Items]
Directors’ remuneration	240	240	145
Share-based payments	0	0	40
Total	$ 240	$ 240	$ 185